RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value:	$ 22,721,763	$ 19,806,252
Dividend income	1,136,977
Globe Life Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value:	68,851	$ 30,920
Investments valued on a cost basis	54,360
Purchases of investments	57,302
Sales of investments	24,843
Dividend income	$ 375